CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS’ EQUITY - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]
Beginning balance (in shares) at Dec. 31, 2019		6,193,186
Beginning balance at Dec. 31, 2019	$ 8,249	$ 1	$ 22,140	$ (13,892)	$ 0
Increase (Decrease) in Stockholders' Deficit
Issuance of shares (in shares)		7,812,413
Issuance of shares	140,619	$ 0	140,619
Share-based compensation expense	996		996
Net Income (Loss) Attributable to Parent	(8,657)			(8,657)
Currency translation adjustments	$ (378)				(378)
Ending balance (in shares) at Dec. 31, 2020	14,572,650	14,572,650
Ending balance at Dec. 31, 2020	$ 144,126	$ 1	167,052	(22,549)	(378)
Increase (Decrease) in Stockholders' Deficit
Issuance of shares (in shares)		520,375
Issuance of shares	39,012	$ 1	39,011
Share-based compensation expense	434		434
Net Income (Loss) Attributable to Parent	(4,903)			(4,903)
Ending balance (in shares) at Mar. 31, 2021		15,093,025
Ending balance at Mar. 31, 2021	$ 178,669	$ 2	206,497	(27,452)	(378)
Beginning balance (in shares) at Dec. 31, 2020	14,572,650	14,572,650
Beginning balance at Dec. 31, 2020	$ 144,126	$ 1	167,052	(22,549)	(378)
Increase (Decrease) in Stockholders' Deficit
Net Income (Loss) Attributable to Parent	(12,580)
Currency translation adjustments	0
Ending balance (in shares) at Jun. 30, 2021		15,093,025
Ending balance at Jun. 30, 2021	$ 171,561	$ 2	207,065	(35,128)	(378)
Beginning balance (in shares) at Dec. 31, 2020	14,572,650	14,572,650
Beginning balance at Dec. 31, 2020	$ 144,126	$ 1	167,052	(22,549)	(378)
Increase (Decrease) in Stockholders' Deficit
Issuance of shares (in shares)		4,373,917
Issuance of shares	161,458	$ 1	161,457
Share-based compensation expense	2,565		2,565
Net Income (Loss) Attributable to Parent	(40,057)			(40,057)
Currency translation adjustments	$ (1,169)				(1,169)
Ending balance (in shares) at Dec. 31, 2021	18,946,567	18,946,567
Ending balance at Dec. 31, 2021	$ 266,923	$ 2	331,074	(62,606)	(1,547)
Beginning balance (in shares) at Mar. 31, 2021		15,093,025
Beginning balance at Mar. 31, 2021	178,669	$ 2	206,497	(27,452)	(378)
Increase (Decrease) in Stockholders' Deficit
Share-based compensation expense	568		568
Net Income (Loss) Attributable to Parent	(7,676)			(7,676)
Currency translation adjustments	0
Ending balance (in shares) at Jun. 30, 2021		15,093,025
Ending balance at Jun. 30, 2021	$ 171,561	$ 2	207,065	(35,128)	(378)
Beginning balance (in shares) at Dec. 31, 2021	18,946,567	18,946,567
Beginning balance at Dec. 31, 2021	$ 266,923	$ 2	331,074	(62,606)	(1,547)
Increase (Decrease) in Stockholders' Deficit
Share-based compensation expense	812		812
Net Income (Loss) Attributable to Parent	(16,318)			(16,318)
Currency translation adjustments	(1,230)				(1,230)
Ending balance (in shares) at Mar. 31, 2022		18,946,567
Ending balance at Mar. 31, 2022	$ 250,187	$ 2	331,886	(78,924)	(2,777)
Beginning balance (in shares) at Dec. 31, 2021	18,946,567	18,946,567
Beginning balance at Dec. 31, 2021	$ 266,923	$ 2	331,074	(62,606)	(1,547)
Increase (Decrease) in Stockholders' Deficit
Net Income (Loss) Attributable to Parent	(94,973)
Currency translation adjustments	$ (10,521)
Ending balance (in shares) at Jun. 30, 2022	21,377,828	21,377,828
Ending balance at Jun. 30, 2022	$ 136,181	$ 2	305,826	(157,579)	(12,068)
Beginning balance (in shares) at Mar. 31, 2022		18,946,567
Beginning balance at Mar. 31, 2022	250,187	$ 2	331,886	(78,924)	(2,777)
Increase (Decrease) in Stockholders' Deficit
Issuance of shares (in shares)		463,610
Issuance of shares	2,381		2,381
Issuance of earnout shares	(31,026)		(31,026)
Share-based compensation expense	7,985		7,985
Net Income (Loss) Attributable to Parent	(78,655)			(78,655)
Currency translation adjustments	(9,291)				(9,291)
Recapitalization transaction (in shares)		1,967,651
Recapitalization transaction	$ (5,400)		(5,400)
Ending balance (in shares) at Jun. 30, 2022	21,377,828	21,377,828
Ending balance at Jun. 30, 2022	$ 136,181	$ 2	$ 305,826	$ (157,579)	$ (12,068)